Operating Segments Information - Revenue by Geography (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Revenue	$ 7,392	$ 8,108	$ 6,585
United States of America
Disclosure of geographical areas [line items]
Revenue	4,262	4,898	3,975
Europe, the Middle East, and Africa
Disclosure of geographical areas [line items]
Revenue	1,533	1,182	805
Other
Disclosure of geographical areas [line items]
Revenue	$ 1,597	$ 2,028	$ 1,805